First Trust California Municipal High Income ETF Investment Strategy - First Trust California Municipal High Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Securities that are issued by or on behalf of the State of California. In general, Municipal Securities issued by or on behalf of the State of California will be exempt from the California individual income tax. Municipal Securities issued by or on behalf of territories or possessions of the U.S. and/or the political subdivisions, agencies, authorities and other instrumentalities of such territories or possessions (collectively, “Territorial Obligations”) will pay interest that is exempt from regular federal income taxes and the California individual income tax. Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Securities that are not Territorial Obligations. The types of Municipal Securities in which the Fund may invest as part of its principal investment strategy include municipal general obligation bonds, municipal revenue bonds and private activity bonds (including without limitation industrial development bonds). Interest on private activity bonds may be subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. The Fund may invest in Municipal Securities of any duration and any maturity. Under normal market conditions, the Fund will limit its investments in Municipal Securities issued by or on behalf of territories or possessions of the U.S., and/or the political subdivisions, agencies, authorities and other instrumentalities of such territories or possessions, to 20% of its net assets. Under normal market conditions, the Fund will invest at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization ("NRSRO") rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality). Additionally, for newly-issued Municipal Securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund experiences a decrease in credit quality and is no longer an investment grade Municipal Security, the Fund may continue to hold the Municipal Security and it will not cause the Fund to violate the 50% investment grade requirement; however, the Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such requirement. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade Municipal Securities. Under normal market conditions, the Fund will invest no more than 50% of its net assets in Municipal Securities that are, at the time of investment, not investment grade, commonly referred to as “high yield” or “junk” bonds. The Municipal Securities in which the Fund will invest to satisfy this 50% investment limitation may include Municipal Securities that are currently in default and not expected to pay the current coupon (“Distressed Municipal Securities”). The Fund may invest up to 10% of its net assets in Distressed Municipal Securities. If, subsequent to purchase by the Fund, a Municipal Security held by the Fund becomes a Distressed Municipal Security, the Fund may continue to hold the Distressed Municipal Security and it will not cause the Fund to violate the 10% investment limitation; however, the Distressed Municipal Security will be taken into account for purposes of determining whether purchases of additional Municipal Securities will cause the Fund to violate such limitation. The Fund may also invest in derivatives instruments (including futures contracts).